February 14, 2014


SECURITIES AND EXCHANGE COMMISSION
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
WASHINGTON, DC. 20549

Re:  Small Cap Value Fund, Inc.  File Nos.  811-21576, 333-115091
     Rule 497 (j) Certification

Ladies and Gentlemen:

The undersigned officer of Small Cap Value Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, as amended, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 12 to form N-1A Registration Statement filed by the Fund February 14, 2014, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 12 has been filed electronically.

Sincerely,

/s/ Laura S. Adams
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Laura S. Adams, President